Equity - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Proceeds from new share capital			$ 0	$ 101,555,708
ATM Sales Agreement [Member]
Proceeds from new share capital	$ 21,500,000
Proceeds available for sale under agreement					$ 62,800,000
Ordinary Shares
Number of shares issued			0
Number of shares issued and fully paid	348,723,365		348,723,365		348,723,365
Ordinary Shares | ATM Sales Agreement [Member]
Number of shares issued	44,314,860	19,720,500			44,314,860
Number of shares issued and fully paid	24,594,360				24,594,360
American Depositary Share
Number of shares issued			0
Number of shares issued and fully paid	69,744,673		69,744,673		69,744,673
American Depositary Share | ATM Sales Agreement [Member]
Number of shares issued	8,862,972				8,862,972
Proceeds from new share capital		$ 7,400,000			$ 14,100,000
Number of shares issued and fully paid	4,918,872	3,944,100			4,918,872